LEASES (Tables)	12 Months Ended
Sep. 30, 2022
LEASES
Summary of components of leases

Year ending
September 30,
RMB
Operating lease cost	120
Short-term lease cost	—
Total	120

Year ended
September 30,
Cash paid for amounts included in the measurement of lease liabilities:	RMB
Operating cash flows from operating leases	—

Schedule of maturities of operating lease liabilities

Year ending September 30,	RMB
2023	132
2024	132
2025	132
2026	145
2027	145
Thereafter	934
1,620